UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Report to Stockholders.

LK Balanced Fund

Institutional Class Shares – LKBLX

Semi-Annual Report
www.lkfunds.com	December 31, 2017

LK Balanced Fund

February 1, 2018

Dear Fellow Shareholders,

2017 certainly finished on a high note.  Equity market returns were driven by the momentum of solid economic growth and increasing corporate profits throughout the world.  Overall the news was remarkably positive.  For the first time in a decade, all 45 countries tracked by the Organization for Economic Cooperation and Development grew and growth accelerated in 33 of those countries.  The unemployment rate in the U.S. fell to 4.1%, near record low levels.  And perhaps most encouraging, The Federal Reserve was able to raise interest rates three times in 2017 without wreaking havoc on the markets.

While the growth in stock prices has been driven by growth in underlying company fundamentals, the strong performance in recent years has resulted in increased stock market valuations in the U.S.  Over the last several years, the U.S. market has gone from moderately valued to highly valued.  The S&P 500 currently trades at 18.2 times forward earnings versus an average ratio of 16.0 for the past 25 years.  While the absolute low level of interest rates has also contributed to the increase in valuation levels, there is some risk that increasing interest rates may reign in the expansion of valuations.  Unfortunately, valuation levels have not historically been a good predictor for timing your entrance or exit from the markets.  If you have a long time horizon, as we believe you should, valuations should exert less influence over your long-term success than underlying fundamentals.

For the six months ended December 31, 2017, the LK Balanced Fund increased 10.47%, outpacing the Lipper Balanced Fund Index which returned 6.86%.  This result was a reflection of solid equity performance throughout the period combined with slightly positive bond performance.  Leading individual contributors to the Fund’s performance were Texas Pacific Land Trust, Boeing and Winnebago, which collectively added about 4.7% to Fund performance. The largest detractors were Costamare, Bed Bath & Beyond, and Discovery Communications, which subtracted about 0.7% from Fund performance.

Looking ahead, the problems facing governments around the world seem to be more intense than ever.  In addition to having to deal with increased levels of threatened and real global conflict, most worldwide central banks are attempting to reduce the size of their balance sheets and slowly bring worldwide interest rates back to more “normal” levels.  If that can be accomplished without impinging on global economic growth, we believe stock markets will likely extend their long march upward.  Political pressure aside, it appears to us that underlying economies are in fairly good shape and are likely to continue to propel at least reasonable levels of growth for the next 12-18 months.  Whether such growth will be enough to support current valuation levels is the real question facing investors today.  We continue to believe that although valuation levels may be extended, they can be maintained for longer than we usually expect.

Thank you for your continued trust and confidence.

Sincerely,

Thomas J. Sudyka, Jr.	Bruce H. Van Kooten

LK Balanced Fund

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Earnings growth is not representative of the Fund’s future performance.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

Please see the schedule of investments for a complete list of Fund holdings.

Mutual fund investing involves risk. Principal loss is possible. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner.

The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds.

The Standard and Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

One may not directly invest in an index.

LK Balanced Fund

Value of $50,000 Investment (Unaudited)

The chart assumes an initial investment of $50,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of December 31, 2017

	One Year	Five Year	Ten Year	Since Inception
LK Balanced Fund(1)(2)	14.03%	7.50%	4.71%	8.19%
Lipper Balanced Funds Index(3)	14.10%	8.73%	5.73%	8.08%
S&P 500 Index(4)	21.83%	15.79%	8.50%	10.52%
Bloomberg Barclays U.S.
Aggregate Bond Index(5)	3.54%	2.10%	4.01%	6.25%

(1)	Fund commenced operations on July 1, 2012.
(2)
The performance data quoted for periods prior to July 1, 2012 is that of the L/K Limited Partnership #1 (the “Partnership”). The Partnership commenced operations on December 31, 1986. The Partnership was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Partnership’s performance might have been lower.

(3)	The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds. One may not invest directly in an index.
(4)	The Standard and Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One may not invest directly in an index.
(5)
The Bloomberg Barclays U.S. Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to market size of each bond type.  One may not invest directly in an index.

LK Balanced Fund

Expense Example (Unaudited)
December 31, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (7/1/2017)	Value (12/31/2017)	(7/1/2017 to 12/31/2017)
LK Balanced Fund Actual(2)	$1,000.00	$1,104.70	$5.30
LK Balanced Fund Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09

(1)	Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, 184/365 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended December 31, 2017 of 10.47%.

LK Balanced Fund

Allocation of Portfolio Net Assets (Unaudited)
December 31, 2017
(% of Net Assets)

Top Ten Holdings (Unaudited)
December 31, 2017(1)
(% of net assets)

Texas Pacific Land Trust	5.7%
Boeing	4.1%
Microsoft	3.0%
Johnson & Johnson	3.0%
Brookfield Asset Management, Class A	2.8%
Thermo Fisher Scientific	2.7%
Walt Disney	2.7%
Pfizer	2.6%
Winnebago Industries	2.6%
Hershey	2.4%

(1)	First American Government Obligations, Class Z, is excluded from the Top Ten Holdings.

LK Balanced Fund

Schedule of Investments (Unaudited)
December 31, 2017

Description	Shares	Value
COMMON STOCKS – 69.0%

Consumer Discretionary – 11.1%
Cato, Class A	12,500	$199,000
Discovery Communications, Series C*	19,000	402,230
Gildan Activewear	19,000	613,700
LKQ*	11,000	447,370
Walt Disney	7,000	752,570
Winnebago Industries	13,000	722,800
		3,137,670
Consumer Staples – 7.3%
Anheuser-Busch InBev – ADR	6,000	669,360
Crimson Wine Group*	19,250	205,398
Hershey	6,000	681,060
Wal-Mart Stores	5,000	493,750
		2,049,568
Energy – 2.0%
Chevron	4,418	553,089

Financials – 7.4%
Arthur J. Gallagher	7,000	442,960
Berkshire Hathaway, Class A*	2	595,200
Berkshire Hathaway, Class B*	2,900	574,838
Opus Bank*	17,000	464,100
		2,077,098
Health Care – 10.0%
Gilead Sciences	7,000	501,480
Johnson & Johnson	6,000	838,320
Pfizer	20,000	724,400
Thermo Fisher Scientific	4,000	759,520
		2,823,720
Industrials – 10.3%
Aerojet Rocketdyne Holdings*	17,500	546,000
Boeing	3,900	1,150,149
Costamare	15,000	86,550
Kansas City Southern	4,600	484,012
Lincoln Electric Holdings	7,000	641,060
		2,907,771
Information Technology – 3.0%
Microsoft	10,000	855,400

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2017

Description	Shares/Par	Value
COMMON STOCKS – 69.0% (CONTINUED)

Materials – 6.1%
Compass Minerals International	6,000	$433,500
Constellium, Class A*	20,000	223,000
Orion Engineered Carbons	24,000	614,400
Vulcan Materials	3,500	449,295
		1,720,195
Real Estate – 10.1%
Brookfield Asset Management, Class A	18,000	783,720
Texas Pacific Land Trust	3,600	1,607,868
Weyerhaeuser – REIT	12,800	451,328
		2,842,916
Telecommunication Services – 1.7%
Verizon Communications	9,200	486,956
Total Common Stocks
(Cost $10,374,228)		19,454,383

CORPORATE BONDS – 23.2%

Consumer Discretionary – 5.4%
Advance Auto Parts
4.500%, 12/01/2023	$250,000	263,171
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	500,356
McDonald’s
1.875%, 05/29/2019	250,000	249,090
Newell Rubbermaid
3.900%, 11/01/2025	250,000	256,331
Viacom
3.875%, 12/15/2021	250,000	255,233
		1,524,181
Consumer Staples – 2.9%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	266,270
Bunge Limited Finance
3.500%, 11/24/2020	250,000	255,390
Campbell Soup
2.500%, 08/02/2022	300,000	297,030
		818,690

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2017

Description	Par	Value
CORPORATE BONDS – 23.2% (CONTINUED)

Energy – 0.9%
Murphy Oil
4.700%, 12/01/2022	$250,000	$251,563

Financials – 4.1%
Barclays Bank
3.000%, 01/03/2030 (a)	250,000	243,485
Old Republic International
3.875%, 08/26/2026	500,000	504,227
Opus Bank
5.500%, 07/01/2026	400,000	404,000
		1,151,712
Health Care – 2.2%
Pfizer
4.650%, 03/01/2018	250,000	251,241
Stryker
4.375%, 01/15/2020	200,000	208,001
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	145,133
		604,375
Industrials – 3.7%
General Electric
5.000%, 12/29/2049	500,000	515,925
Hexcel
4.700%, 08/15/2025	250,000	266,442
Keysight Technologies
4.550%, 10/30/2024	250,000	265,604
		1,047,971
Information Technology – 3.2%
Corning
7.530%, 03/01/2023	110,000	127,800
Intel
2.700%, 12/15/2022	250,000	252,956
KLA-Tencor
4.650%, 11/01/2024	250,000	271,560
Motorola Solutions
3.750%, 05/15/2022	250,000	257,044
		909,360

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2017

Description	Par	Value
CORPORATE BONDS – 23.2% (CONTINUED)

Telecommunication Services – 0.8%
Qwest
7.125%, 11/15/2043	$250,000	$232,489
Total Corporate Bonds
(Cost $6,456,805)		6,540,341

U.S. GOVERNMENT AGENCY ISSUES – 5.3%
Federal Home Loan Banks
1.800%, 09/27/2024 (a)	500,000	495,795
Federal Home Loan Mortgage Corporation
2.125%, 12/29/2022 (a)	500,000	499,960
2.000%, 12/20/2024 (a)	500,000	497,878
Total U.S. Government Agency Issues
(Cost $1,493,300)		1,493,633

MUNICIPAL BONDS – 1.9%
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020 – BHAC Insured	190,000	191,246
Lincoln, Nebraska Airport Authority
Series C
3.628%, 07/01/2022	350,000	353,353
Total Municipal Bonds
(Cost $541,691)		544,599

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2017

Description	Shares	Value
SHORT-TERM INVESTMENT – 1.3%
First American Government Obligations, Class Z, 1.15% (b)
(Cost $370,669)	370,669	$370,669
Total Investments – 100.7%
(Cost $19,236,693)		28,403,625
Other Assets and Liabilities, Net – (0.7)%		(189,169)
Total Net Assets – 100.0%		$28,214,456

*	Non-income producing security.
(a)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2017.
(b)	The rate shown is the annualized seven-day effective yield as of December 31, 2017.
ADR – American Depositary Receipt
BHAC – Berkshire Hathaway Assurance Corporation
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

LK Balanced Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2017

ASSETS:
Investments, at value
(cost $19,236,693)	$28,403,625
Cash	2,142
Dividends & interest receivable	93,309
Prepaid expenses	1,750
Total assets	28,500,826

LIABILITIES:
Payable to investment adviser	9,402
Payable for capital shares redeemed	236,359
Payable for fund administration & accounting fees	11,034
Payable for compliance fees	2,072
Payable for transfer agent fees & expenses	6,123
Payable for custody fees	995
Payable for trustee fees	2,868
Accrued other fees	17,517
Total liabilities	286,370

NET ASSETS	$28,214,456

NET ASSETS CONSIST OF:
Paid-in capital	$19,089,037
Accumulated undistributed net investment income	92,913
Accumulated net realized loss on investments	(134,426)
Net unrealized appreciation on investments	9,166,932
Net Assets	$28,214,456

Shares outstanding, unlimited number of shares authorized without par value	581,701

Net asset value, redemption price and offering price per share	$48.50

See Notes to the Financial Statements

LK Balanced Fund

Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2017

INVESTMENT INCOME:
Dividend income	$172,427
Less: Foreign taxes withheld	(4,422)
Interest income	151,806
Total investment income	319,811

EXPENSES:
Investment adviser fees (See Note 4)	102,741
Fund administration & accounting fees (See Note 4)	35,192
Transfer agent fees & expenses (See Note 4)	16,421
Audit fees	9,367
Compliance fees (See Note 4)	6,072
Trustee fees (See Note 4)	4,815
Legal fees	4,611
Postage & printing fees	3,295
Other fees	3,043
Federal & state registration fees	2,921
Custody fees (See Note 4)	2,740
Total expenses before waiver	191,218
Less: waiver from investment adviser (See Note 4)	(54,230)
Net expenses	136,988

NET INVESTMENT INCOME	182,823

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(134,423)
Net change in unrealized appreciation on investments	2,662,330
Net realized and unrealized gain on investments	2,527,907

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,710,730

See Notes to the Financial Statements

LK Balanced Fund

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
OPERATIONS:
Net investment income	$182,823	$377,123
Net realized gain (loss) on investments	(134,423)	128,370
Net change in unrealized appreciation on investments	2,662,330	1,560,256
Net increase in net assets resulting from operations	2,710,730	2,065,749

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	198,773	1,893,906
Proceeds from reinvestment of distributions	595,396	414,596
Payments for shares redeemed	(776,198)	(3,606,777)
Net increase (decrease) in net assets
resulting from capital share transactions	17,971	(1,298,275)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(467,027)	(191,958)
From net realized gains	(128,369)	(222,638)
Total distributions to shareholders	(595,396)	(414,596)

TOTAL INCREASE IN NET ASSETS	2,133,305	352,878

NET ASSETS:
Beginning of period	26,081,151	25,728,273
End of period (including accumulated undistributed net
investment income of $92,913 and $377,117, respectively)	$28,214,456	$26,081,151

See Notes to the Financial Statements

LK Balanced Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value,
beginning of period	$44.84		$42.10	$43.21	$49.06	$42.82	$38.16

INVESTMENT OPERATIONS:
Net investment income	0.32		0.65	0.65	0.54	0.81	0.52
Net realized and unrealized
gain (loss) on investments	4.37		2.78	(0.33)	(3.24)	6.67	5.30
Total from
investment operations	4.69		3.43	0.32	(2.70)	7.48	5.82

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income	(0.81)		(0.32)	(0.59)	(0.89)	(0.41)	(0.32)
From net realized gains	(0.22)		(0.37)	(0.84)	(2.26)	(0.83)	(0.84)
Total distributions	(1.03)		(0.69)	(1.43)	(3.15)	(1.24)	(1.16)

Net asset value, end of period	$48.50		$44.84	$42.10	$43.21	$49.06	$42.82

TOTAL RETURN	10.47	%(1)	8.18%	0.91%	(5.55)%	17.68%	15.46%

SUPPLEMENTAL DATA
AND RATIOS:
Net assets, end of
period (in millions)	$28.2		$26.1	$25.7	$26.6	$27.2	$21.1

Ratio of expenses
to average net assets:
Before expense waiver	1.40	%(2)	1.41%	1.45%	1.42%	1.43%	1.62%
After expense waiver	1.00	%(2)	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income
to average net assets:
Before expense waiver	0.94	%(2)	1.03%	1.08%	0.79%	1.40%	0.64%
After expense waiver	1.34	%(2)	1.44%	1.53%	1.21%	1.83%	1.26%

Portfolio turnover rate	6	%(1)	11%	25%	16%	20%	20%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

LK Balanced Fund

Notes to the Financial Statements (Unaudited)
December 31, 2017

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  Prior to July 1, 2012, the Fund’s investment adviser managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The limited partnership, which incepted on December 31, 1986, converted into, and the Fund commenced operations in the Trust on, July 1, 2012.  The Fund currently offers one class, the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the period ended December 31, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended December 31, 2017, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended June 30, 2014.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2017

Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2017

techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Fixed income securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$19,454,383	$—	$—	$19,454,383
Corporate Bonds	—	6,540,341	—	6,540,341
U.S. Government Agency Issues	—	1,493,633	—	1,493,633
Municipal Bonds	—	544,599	—	544,599
Short-Term Investment	370,669	—	—	370,669
Total Investments	$19,825,052	$8,578,573	$—	$28,403,625

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Lawson Kroeker Investment Management, Inc. (“the Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 27, 2018. Thereafter, the agreement may be terminated at any time up 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2017

Expiration	Amount
January 2018 – June 2018	$61,537
July 2018 – June 2019	$113,116
July 2019 – June 2020	$107,280
July 2020 – December 2020	$54,230

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended December 31, 2017, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust was an interested person of the Distributor until resigning from the Distributor’s Board on September 21, 2017.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
Shares sold	4,183	43,242
Shares issued to holders in reinvestment of dividends	12,299	9,433
Shares redeemed	(16,408)	(82,125)
Net increase (decrease) in shares outstanding	74	(29,450)

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2017, were as follows:

	Purchases	Sales
U.S. Government	$1,493,300	$—
Other	$1,033,703	$1,664,639

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2017

7.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2017, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Appreciation	Tax Cost
$7,377,092	$(872,490)	$6,504,602	$19,542,803

At June 30, 2017 the Fund’s most recent fiscal year end, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed		Total
Ordinary	Long-Term	Unrealized	Accumulated
Income	Capital Gains	Appreciation	Earnings
$377,117	$128,366	$6,504,602	$7,010,085

As of June 30, 2017, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended June 30, 2017, the Fund did not defer any qualified late year losses.

The tax character of distributions paid during the period ended December 31, 2017, were as follows:

Ordinary Income*	Long Term Capital Gains	Total
$467,027	$128,369	$595,396

The tax character of distributions paid during the year ended June 30, 2017, were as follows:

Ordinary Income*	Long Term Capital Gains**	Total
$241,286	$173,310	$414,596

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2017.

LK Balanced Fund

Additional Information (Unaudited)
December 31, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

LK Balanced Fund

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
450 Regency Parkway, Suite 410
Omaha, NE 68114

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North RiverCenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    March 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    March 7, 2018

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date    March 7, 2018

* Print the name and title of each signing officer under his or her signature.